CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based compensation expenses	¥ 122,654	¥ 320,889	¥ 238,446
Cost of sales [Member]
Share-based compensation expenses	42,490	118,145	66,422
Selling expense [Member]
Share-based compensation expenses	6,659	44,402	18,039
Research and development expense [Member]
Share-based compensation expenses	39,172	130,620	94,952
General and administrative expense [Member]
Share-based compensation expenses	¥ 34,333	¥ 52,092	¥ 59,033